TAXATION - Schedule of Income Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total	$ 321	$ 4,600	$ 6,600
Labuan
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income tax paid	182
Norway
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income tax paid	115
Other foreign jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income tax paid	$ 24